Filed Pursuant to Rule 485(b)
                                                   Registration No.     2-71299
                                                                        811-3153


                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
         Pre-Effective Amendment No.  _______

         Post-Effective Amendment No.   105                                    X

                                            and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X
         Amendment No.   109                                                   X

                           RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   909 A Street, Tacoma, Washington        98402
                   ------------------------------------ --------
                (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001



 Gregory J. Lyons, Associate General Counsel        John V. O'Hanlon, Esq.
         Russell Investment Company                      Dechert LLP
                909 A Street                   200 Clarendon Street, 27th Floor
          Tacoma, Washington 98402               Boston, Massachusetts 02116
                253-596-2406                             617-728-7100

--------------------------------------------------------------------------------
                          (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     (X)  on September 28, 2007, pursuant to paragraph (b)
     ( )  60 days after filing pursuant to paragraph (a)(1)
     ( )  on __________________, pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.
     If   appropriate, check the following box:
     (X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 103 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 105 to Registration Nos. 2-71299 and 811-3153. This Post-Effective Amendment No. 105 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 103. The Registrant's updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before September 28, 2007.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. The Registrant has duly caused this Post-Effective Amendment No. 105 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 20th day of September, 2007.

                                            RUSSELL INVESTMENT COMPANY
                                                      Registrant


                                            By:               *
                                                --------------------------------
                                                        Greg J. Stark, President

/s/ Mary Beth Rhoden
---------------------
* By Mary Beth Rhoden
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on September 20, 2007.

Signatures                                Signatures


                  *                                         *
------------------------------------      -----------------------------------
Greg J. Stark, President and              Mark E. Swanson, Treasurer, in his
Chief Executive Officer                   capacity as Chief Accounting Officer


                  *                                         *
------------------------------------      -----------------------------------
Thaddas L. Alston, Trustee                Kristianne Blake, Trustee



                  *                                         *
------------------------------------      -----------------------------------
Daniel P. Connealy, Trustee               Jonathan Fine, Trustee


                  *                                         *
------------------------------------      -----------------------------------
Raymond P. Tennison, Jr., Trustee         Jack R. Thompson, Trustee


                  *
------------------------------------
Julie W. Weston, Trustee

/s/ Mary Beth Rhoden
---------------------
*By Mary Beth Rhoden
 Attorney-in-fact

* Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 91 to Registration Statement Nos. 2-71299 and 811-3153 filed on February 5, 2007.